Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Brown Advisory - WMC Strategic European Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Brown Advisory − WMC Strategic European Equity Fund (the “Fund”) seeks to achieve total return by investing principally in equity securities issued by companies established or operating in Europe.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the period from the Fund’s inception on October 21, 2013 to the fiscal year ended June 30, 2014, the portfolio turnover rate for the Fund was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal conditions, the Brown Advisory − WMC Strategic European Equity Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Europe – defined as countries included in the MSCI Europe Index.

In determining whether a company is domiciled in or exercises the predominant part of its economic activity in Europe, the Fund will consider any one of the following four factors when making its determination: (i) country of organization; (ii) primary securities trading market; (iii) location of assets; or (iv) country where the company derives at least half of its revenue or profits.

As of September 30, 2014, the following countries were included in the MSCI Europe Index: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

The Fund may purchase equity securities of companies of any size capitalization.  Equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities such as stock futures contracts or convertible securities, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries that are considered to be outside of Europe, which may include less developed and emerging markets countries as well as other developed market countries.

The Fund may utilize options, futures contracts, currency forwards, swaps and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  The Fund may also invest in participatory notes which are instruments that are used to replicate the performance of certain underlying issuers and markets. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
Foreign Securities Risk .  The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

•
European Securities Risk: Because a significant portion of the assets of the Fund are invested in European securities, the Fund’s performance is expected to be impacted by the political, social and economic environment within Europe.  As such, the Fund’s performance may be more volatile than the performance of funds that are more geographically diverse.

•
Equity and General Market Risk .  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
ADR and GDR Risk .  ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•
ETF Risk . ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

•
REIT and Real Estate Risk .  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•
Derivatives Risk .  The risks of investments in options, swaps, futures contracts and options on futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

•	Management Risk . The Fund may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

•
Smaller and Medium Capitalization Company Risk .  Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.  Additionally the price of smaller companies may decline more in response to selling pressures.

•
Emerging Markets Risk .  The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets.  Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

•
Credit Risk .  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.  The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.

•
Liquidity Risk .  Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•
Investments in Other Investment Companies Risk .  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

•
Valuation Risk .  The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund did not have one full calendar year of performance prior to the date of this prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not have one full calendar year of performance prior to the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-540-6807
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.brownadvisoryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,933